Shareholders' equity - Stock-based payments - Assumptions & Options (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) Y EquityInstruments	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) Y EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Mar. 07, 2018 shares
Stock-based payments
Aggregate number of common shares | shares							9,700,876
Risk-free interest rate		0.39%		1.62%
Expected dividend yield		0.78%		1.02%
Expected price volatility of the Company's common shares		28.80%		27.50%
Expected life of the option | Y		4		4
Forfeiture rate		0.00%		0.00%
Weighted average life		6 years 4 months 24 days
Stock options outstanding, beginning of year (in shares) | EquityInstruments		836,427		1,015,409
Granted (in shares) | EquityInstruments		61,594		104,881
Exercised (in shares) | EquityInstruments		(150,482)		(283,863)
Forfeited (in shares) | EquityInstruments		(1,577)
Stock options outstanding, end of the year (in shares)		745,962		836,427
Exercisable stock options, end of the year (in shares)					563,975	596,402
Stock options outstanding, beginning of year (in dollars per share)	$ 80.01		$ 69.13
Granted (in dollars per share)	171.33		129.32
Exercised (in dollars per share)	67.13		59.31
Forfeited (in dollars per share)	112.84
Stock options outstanding, end of year (in dollars per share)	90.08		80.01
Exercisable stock options, end of the year (in dollars per share)	76.14		68.05
Stock options
Stock-based payments
Maximum percentage of common shares issued to single insider participant under compensation plan within one year					5.00%
Term of options		10 years		10 years
Vesting period		3 years		3 years
Weighted average fair value per stock option | $					$ 1,700,000	$ 2,200,000
Weighted average fair value per stock option (in dollars per share)	$ 36.67		$ 28.11
Expenses related to stock options | $		$ 2,200,000		$ 2,300,000
Capitalized to royalty, stream and working interest, net | $		$ 100,000		$ 500,000
Total unrecognized non-cash stock-based compensation expense | $					$ 2,900,000	$ 3,500,000
Weighted average life		1 year 8 months 12 days		1 year 8 months 12 days
Stock options | Maximum
Stock-based payments
Term of options		10 years